Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 697,964	$ 192,603	$ 305,732	$ 239,276
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	211,212	104,020	138,349	54,704
Bad debt expense	131,409	60,819	65,327	121,949
Deferred income taxes	7,326	100,906	(9,000)	21,800
Non-cash interest expense	134,409	0	0	0
Excess tax benefit from share based compensation	0	0	(11,000)	0
Stock-based compensation expense	222,439	327,858	415,875	101,144
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	130,098	(264,785)	(248,820)	(307,804)
Decrease (increase) in deposits and prepaids	(172,189)	51,900	72,494	(101,116)
Increase (decrease) in accounts payable	89,538	(54,807)	(40,680)	37,996
Increase (decrease) in accrued expenses	74,982	(69,289)	130,696	183,883
Increase (decrease) in deferred revenue	(376,466)	(92,532)	(64,802)	126,326
Net cash provided by operating activities	1,150,722	356,693	754,171	478,158
Cash flows from investing activities:
Purchase of property and equipment	(40,444)	(9,065)	(18,849)	(43,940)
Purchase of acquired business, net of cash acquired	(3,178,399)	0	0	0
Acquisition of intangible assets	0	(281,000)	(281,000)	(40,000)
Net cash used in investing activities	(3,218,843)	(290,065)	(299,849)	(83,940)
Cash flows from financing activities:
Proceeds from exercise of stock options	50,685	30,825	43,525	0
Repurchase of common stock	0	0	0	(36,545)
Payment of dividend	(117,286)	(115,751)	(270,590)	0
Excess tax benefit from share based compensation	0	0	11,000	0
Advances from line of credit (net)	350,000	255,000	275,000	0
Borrowings on long term debt	2,500,000	0	0	0
Repayment of line of credit	0	0	(125,000)	0
Net cash provided by financing activities	2,783,399	170,074	(66,065)	(36,545)
Effect of exchange rate changes on cash	(39,247)	0	0	0
Net change in cash	715,278	236,702	388,257	357,673
Cash - beginning	1,250,643	862,386	862,386	504,713
Cash - ending	1,926,674	1,099,088	1,250,643	862,386
Supplemental disclosures:
Cash paid for interest	21,739	9,126	12,034	28
Cash paid for income taxes	446,564	22,594	22,594	0
Non-cash activities:
Common stock issued for acquisition of customer list	0	140,000	0	0
Issuance of beneficial conversion feature to holder of note payable	$ 2,500,000	$ 0	$ 0	$ 0